Other non-current assets	6 Months Ended
Jun. 30, 2016
Other non-current assets [Abstract]
Other non-current assets
7.   Other non-current assets:
The amounts of other non-current assets shown in the accompanying condensed consolidated balance sheets are analyzed as follows:
	December 31, 2015	June 30, 2016

Deferred mobilization expenses	$23,992	$6,312
Intangible assets, net	3,289	2,567
Prepaid investments	9,579	8,582
Total	$36,860	$17,461